Commitments and Contingencies - Summary of Commitments (Detail) - Operating Leases [Member] $ in Thousands	Mar. 31, 2016 USD ($)
Operating Leased Assets [Line Items]
2017	$ 1,730
2018	1,794
2019	1,487
2020	1,426
2021 and thereafter	0
Total	$ 6,437